Related Parties	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Related Parties
20.	Related Parties
This caption comprises transaction value for three and six months ended June 30, 2025 and 2024 and outstanding balances as of June 30, 2025 and December 31, 2024 as follow:

	Transaction value
	For three months ended		For six months ended		Outstanding balances
In thousands of soles	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024	June 30, 2025	December 31, 2024
Sales of healthcare services and oncology plans
Joint ventures	17	5	29	17	244	234
Others	756	2,811	1,123	3,084	3,261	2,957
	773	2,816	1,152	3,101	3,505	3,191
Cost of sales of healthcare services and oncology plans
Joint ventures	864	807	1,626	1,691	758	1,076
Associates	3,982	3,664	8,958	6,839	5,691	3,473
Others	3,223	2,602	5,909	4,659	3,929	3,160
	8,069	7,073	16,493	13,189	10,378	7,709
Administrative expenses
Services provided by third parties (i)	804	601	1,244	602	-	630
Other management charges	1,028	(78)	2,538	794	1,587	4,439
	1,832	523	3,782	1,396	1,587	5,069
Selling expenses
Services provided by third parties (ii)	165	482	565	781	94	396
	165	482	565	781	94	396
Finance income, net
Loans and related interest from related parties	-	-	3	-	-	1,952
Loans and related interest to related parties	(14)	-	(14)	-	367	-
	(14)	-	(11)	-	367	1,952
All outstanding balances with these related parties are priced on arm´s-length
basis. None of the balances is secured. No expense has been recognized in the current year or prior year of loss for impairment of trade receivables in respect of amounts owned by related parties. No guarantees have been given or received.

i.	Management expenses
For the
six-month
period ended June 30, 2024, the Group has reimbursed our controlling shareholders travel and other expenses of S/ 1 thousand. No such reimbursements were incurred for the period ended June 30, 2025.

ii.	Selling expenses
For the
six-month
period ended June 30, 2025 and 2024, corresponded to selling expenses provided to the Group by companies related with shareholders mainly to sales commission for S/ 565 thousand and S/ 781 thousand, respectively.
Compensation to key personnel
For the
six-month
period ended June 30, 2025 and 2024, the compensation paid to the key management of the companies located in Peru amounts to S/ 46,655 thousand and 52,167 thousand, respectively, in Colombian companies the amount is S/ 8,505 thousand and 21,838 thousand, respectively and Mexican companies the amount is S/ 28,011 thousand and 28,354 thousand, respectively. Also, for the six-month
period ended June 30, 2025 and 2024, expenses were recognized for S/ 5,452 thousand and S/ 567 thousand, respectively, corresponds to share based payment to non-executive
members of the Board and employees.
Advances and loans granted to the Members of the Management and Supervisory Bodies
The Group has not granted any advances or commitments, loans and guarantees granted on their behalf related to pension funds, life insurances and other similar concepts and other long-term benefits other than share-based payments to its key Management personnel, including Directors of the Company and Supervisory Bodies.
Compensation to directors
During the six months ended at June 30, 2025 and 2024, the compensation paid to the board of directors of the companies amounts to S/ 2,719 thousand and S/ 2,523 thousand, respectively.
Medical services
As of June 30, 2025 and 2024 certain directors provided medical services in the Group. For their medical services, they have received customary compensation and benefits commensurate with their level of responsibility within the Company, aligned with the compensation paid to other physicians and medical professionals of similar stature employed by the Group.
In addition, the Group reimbursed certain expenses incurred in connection with providing these services as at rent for office space, phone expenses, certain taxes, purchase of medical books and travel expenses related to his attendance at conferences on behalf of the Group.